Long-Term Bank Deposits And Other Receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Long-term Investments and Receivables, Net [Abstract]
Restricted deposits with banks (1)	[1]	$ 652	$ 984
Cross-currency interest rate swap		7,624	6,984
Deposits with banks and other long-term receivables	[2]	7,489	10,113
Long-term bank deposits and other receivables		15,765	18,081
Long-term balances of non-qualified deferred compensation plan		$ 6,790	$ 7,054

[1]	Restricted deposits in respect of an issued bank guarantee
[2]	Includes long-term balances of a non-qualified deferred compensation plan structured under Section 409A of the U.S. Internal Revenue Code in the amount of $6,790 and $7,054 as of December 31, 2015 and 2014, respectively (see Note 17)